Accounts Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Accounts Receivable [Abstract]
Accounts receivable
6.	Accounts receivable

	March 31, 2012	December 31, 2011

Customers	$15,387	$11,748
Allowance for doubtful accounts	(561)	(1,360)

	14,826	10,388
Recoverable income taxes	1,597	1,519
Recoverable value-added tax and tax withholdings	695	651
Other	127	100

	$17,245	$12,658

6.	Accounts receivable

As of December 31, accounts receivable consist of:

	Successor Registrant 2011	Predecessor Registrant 2010

Customers	$11,748	$8,315
Allowance for doubtful accounts	(1,360)	(532)

	10,388	7,783
Recoverable income taxes	1,519	3,665
Recoverable value-added tax and tax withholdings	651	1,023
Other	100	655

	$12,658	$13,126